Collaborative Arrangements (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of restricted cash and cash equivalents

	December 31,
(Amounts in thousands)	2024	2023
Cash and cash equivalents	$381	$3,200
Restricted cash, current	-	100
Restricted cash, non-current	-	750
Cash, cash equivalents, restricted cash and restricted cash equivalents	$381	$4,050

Schedule of liabilities measured at fair value on recurring basis

As of December 31, 2024
(Amounts in thousands)	Fair Value	Unobservable Inputs (Level 3)
Assets
Available for sale financial asset	$-	$-
	$-	$-

Liabilities
Warrant liability	$-	$-
	$-	$-

	As of December 31, 2023
(Amounts in thousands)	Fair Value	Unobservable Inputs (Level 3)
Assets
Available for sale financial asset	$-	$-
	$-	$-

Liabilities
Warrant liability	$59	$59
	$59	$59

Schedule of change in fair value of warrant liability

Available for Sale Financial Asset
(Amounts in thousands)	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Estimated fair value (beginning of period)	$-	$320
Estimated fair value of available for sale financial asset acquired	-	-
Foreign exchange fluctuations	-	-
Change in estimated fair value	-	(320)
Estimated fair value (end of period)	$-	$-

Warrant Liability
(Amounts in thousands)	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Estimated fair value (beginning of period)	$59	$998
Change in estimated fair value	(59)	(394)
Reclassification of private placement warrants	-	(545)
Estimated fair value (end of period)	$-	$59

Schedule of fair value measurements input

Available for Sale Financial Asset
Interest Rate	8.00%
Discount Rate	8.00%
Remaining term (in years)	0.40

Warrant Liability
Stock price	$5.00
Exercise price (strike price)	$345.00
Risk-free interest rate	4.16%
Volatility	149.6%
Remaining term (in years)	1.09